Corporate debt	3 Months Ended
Mar. 31, 2019
Corporate debt [Abstract]
Corporate debt
Note 14. - Corporate debt

The breakdown of the corporate debt as of March 31, 2019 and December 31, 2018 is as follows:

	Balance as of Mach 31,	Balance as of December 31,
	2019	2018
	($ in thousands)
Non-current	423,921	415,168
Current	273,624	268,905
Total Corporate Debt	697,545	684,073

The repayment schedule for the corporate debt as of March 31, 2019 is as follows:

	Remainder of 2019	Between January and March 2020	2021	2022	2023	Subsequent years	Total
	($ in thousands)
New Revolving Credit Facility	-	-	122,761	-	-	-	122,761
Note Issuance Facility	422	-		100,902	100,166	100,092	301,582
2017 Credit Facility	11,203	-	-	-	-	-	11,203
2019 Notes	261,999	-	-	-	-	-	261,999
Total	273,624	-	122,761	100,902	100,166	100,092	697,545

On November 17, 2014, the Company issued the Senior Notes due 2019 in an aggregate principal amount of $255,000 thousand (the “2019 Notes”). The 2019 Notes accrue annual interest of 7.00% payable semi-annually beginning on May 15, 2015 until their maturity date. As of March 31, 2019, the amount of 2019 Notes is classified as Current, considering its maturity is November 15, 2019.

On February 10, 2017, the Company issued Senior Notes due 2022, 2023, 2024 (the “Note Issuance Facility”), in an aggregate principal amount of €275,000 thousand. The 2022 to 2024 Notes accrue annual interest, equal to the sum of (i) EURIBOR plus (ii) 4.90%, as determined by the Agent. Interest on the Notes are payable in cash quarterly in arrears on each interest payment date. The Company pays interest to the holders of record on each interest payment date. The interest rate on the Note Issuance Facility is fully hedged by two interest rate swaps contracted with Jefferies Financial Services, Inc. with effective date March 31, 2017 and maturity date December 31, 2022, resulting in the Company paying a net fixed interest rate of 5.5% on the Note Issuance Facility. Changes in fair value of these interest rate swaps have been recorded in the consolidated income statement. The Note Issuance Facility is a € denominated liability for which the Company applies net investment hedge accounting. When converted to US$ at US$/€ closing exchange rate, it contributes to reduce the impact in translation difference reserves generated in the equity of these consolidated financial statements by the conversion of the net assets of the Spanish solar assets into US$.

On July 20, 2017, the Company signed a credit facility (the “2017 Credit Facility”) for up to €10 million, approximately $11.2 million, which is available in euros or U.S. dollars and was fully drawn down in 2017. Amounts drawn down accrue interest at a rate per year equal to EURIBOR plus 2.25% or LIBOR plus 2.25%, depending on the currency. The credit facility maturity date is July 20, 2019.

On May 10, 2018, the Company entered into a $215 million revolving credit facility (the “New Revolving Credit Facility”) with Royal Bank of Canada, as administrative agent and Royal Bank of Canada and Canadian Imperial Bank of Commerce, as issuers of letters of credit. Amounts drawn down accrue interest at a rate per year equal to (A) for Eurodollar rate loans, LIBOR plus a percentage determined by reference to the leverage ratio of the Company, ranging between 1.60% and 2.25% and (B) for base rate loans, the highest of (i) the rate per annum equal to the weighted average of the rates on overnight U.S. Federal funds transactions with members of the U.S. Federal Reserve System arranged by U.S. Federal funds brokers on such day plus ½ of 1.00%, (ii) the U.S. prime rate and (iii) LIBOR plus 1.00%, in any case, plus a percentage determined by reference to the leverage ratio of the Company, ranging between 0.60% and 1.00%. Letters of credit may be issued using up to $70 million of the Revolving Credit Facility.

The maturity of the Revolving Credit Facility is December 31, 2021. As of March 31, 2019, the Company had drawn down an amount of $123 million (net of debt issuance costs). During the month of January 2019, the amount of the New Revolving Credit Facility increased from $215 million to $300 million.

Current corporate debt corresponds mainly to the nominal and accrued interest of the 2019 Notes and to the nominal of the 2017 Credit Facility.